CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets
Cash	$ 69,690	¥ 453,425	¥ 55,555
Time deposits	44,929	292,318
Restricted cash	8,486	55,214	155,792
Accounts receivable	8,332	54,210	20,992
Inventories	182,882	1,189,885	752,103
Advances to suppliers	8,148	53,016	4,108
Prepayments and other current assets	3,526	22,943	19,887
Amount due from related parties	6	38
Total current assets	325,999	2,121,049	1,008,437
Non-current assets
Property and equipment, net	6,270	40,793	35,196
Restricted cash	19,028	123,800
Deferred tax assets	6,760	43,981
Other non-current assets	1,242	8,085	2,183
Total non-current assets	33,300	216,659	37,379
Total assets	359,299	2,337,708	1,045,816
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of consolidated VIEs without recourse to the Company of RMB200,000 and RMB177,274 as of December 31, 2016 and 2017, respectively. Note 1)	27,246	177,274	200,000
Accounts payable (including accounts payable of consolidated VIEs without recourse to the Company of RMB254,537 and RMB262,576 as of December 31, 2016 and 2017, respectively. Note 1)	48,939	318,414	274,629
Amount due to related parties (including amount due to Founder of consolidated VIEs without recourse to the Company of RMB2,319 and RMB2,451 as of December 31, 2016 and 2017, respectively. Note 1)	379	2,467	2,319
Advances from customers (including advances from customers of consolidated VIEs without recourse to the Company of RMB40,891 and RMB67,604 as of December 31, 2016 and 2017, respectively. Note 1)	10,582	68,848	42,013
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated VIEs without recourse to the Company of RMB194,266 and RMB313,574 as of December 31, 2016 and 2017, respectively. Note 1)	52,862	343,936	214,966
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to the Company of RMB5,254 and RMB12,051 as of December 31, 2016 and 2017, respectively. Note 1)	1,852	12,051	5,508
Total current liabilities	141,860	922,990	739,435
Non-current liabilities
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion, of consolidated VIEs without recourse to the Company of nil and RMB124,324 as of December 31, 2016 and 2017, respectively. Note 1)	19,108	124,324
Total non-current liabilities	19,108	124,324
Total liabilities	160,968	1,047,314	739,435
Commitments and contingencies (Note 20)
Mezzanine Equity
Redeemable Convertible Preferred Shares			1,749,452
Redeemable non-controlling interest	858	5,582	5,082
Total mezzanine equity	858	5,582	1,754,534
Shareholders' Equity:
Treasury stock (nil and 359,595 Class A ordinary shares as of December 31, 2016 and 2017, respectively, at cost)	(6,548)	(42,606)
Additional paid-in capital	424,725	2,763,387
Accumulated losses	(220,184)	(1,432,586)	(1,363,165)
Accumulated other comprehensive loss	(815)	(5,304)	(87,072)
Total (deficit)/equity attributable to ordinary shareholders	197,203	1,283,058	(1,450,190)
Non-redeemable non-controlling interest	270	1,754	2,037
Total (deficit)/equity	197,473	1,284,812	(1,448,153)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	359,299	2,337,708	1,045,816
Series A-1 Redeemable Convertible Preferred Shares
Mezzanine Equity
Redeemable Convertible Preferred Shares			134,719
Series A-2 Redeemable Convertible Preferred Shares
Mezzanine Equity
Redeemable Convertible Preferred Shares			152,097
Series B Redeemable Convertible Preferred Shares
Mezzanine Equity
Redeemable Convertible Preferred Shares			293,455
Series C Redeemable Convertible Preferred Shares
Mezzanine Equity
Redeemable Convertible Preferred Shares			197,987
Series D Redeemable Convertible Preferred Shares
Mezzanine Equity
Redeemable Convertible Preferred Shares			438,683
Series E Redeemable Convertible Preferred Shares
Mezzanine Equity
Redeemable Convertible Preferred Shares			532,511
Class A
Shareholders' Equity:
Ordinary shares	19	126	¥ 47
Class B
Shareholders' Equity:
Ordinary shares	$ 6	¥ 41